Commitments and Contingencies (Minimum Lease Payments Required Under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Schedule of Operating Leases [Line Items]
2017	¥ 12,016
2018	8,374
2019	5,757
2020	3,991
2021	2,742
Thereafter	5,159
Total minimum lease payments	¥ 38,039